Average Annual Total Returns - AB All China Equity Portfolio		Feb. 26, 2021	Feb. 24, 2021
Advisor Class
Average Annual Return:
1 Year		25.39%
Since Inception	[1]	13.23%
Inception Date		Jul. 25, 2018
Class A
Average Annual Return:
1 Year	[2]	19.79%
Since Inception	[1],[2]	10.95%
Inception Date	[2]	Jul. 25, 2018
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[2]		19.82%
Since Inception	[1],[2]		10.85%
Inception Date	[2]		Jul. 25, 2018
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[2]		11.86%
Since Inception	[1],[2]		8.50%
Inception Date	[2]		Jul. 25, 2018

[1]	Inception date for all Classes is 7/25/18.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.